Accumulated retained earnings (Tables)	12 Months Ended
Dec. 31, 2023
Retained earnings [abstract]
Schedule of accumulated retained earnings and reserves of entities accounted for using the equity method
The detail of Accumulated retained earnings and Reserves of entities accounted for using the equity method is as follows:

EUR million
	2023	2022	2021
Restricted reserves	2,899	2,798	2,543
Legal reserveA	1,618	1,734	1,734
Own shares	649	737	755
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	589	284	11
Unrestricted reserves	16,033	7,701	4,243
Voluntary reservesB	14,284	7,917	6,123
Consolidation reserves attributable to the Bank	1,749	(216)	(1,880)
Reserves of subsidiaries	47,669	49,196	47,438
Reserves of entities accounted for using the equity method	1,762	1,553	1,572
	68,363	61,248	55,796
A.The board of directors has proposed to the general shareholders' meeting the reclassification of the excess that the amount of the balance of the legal reserve account shows over the figure that is equivalent to 20% of the resulting share capital after the executed capital reductions, to be included in the voluntary reserves account.
B.In accordance with the commercial regulations in force in Spain.

Schedule of reserves of subsidiaries based on the companies' contribution to the Group
The detail, by company, of Reserves of subsidiaries, based on the companies’ contribution to the Group (considering the effect of consolidation adjustments) is as follows:

EUR million
	2023	2022	2021
Banco Santander (Brasil) S.A. (Consolidated Group)	14,512	14,663	14,325
Santander UK Group	8,700	8,358	8,558
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	5,684	5,437	4,753
Santander Consumer Finance Group	4,344	3,858	3,502
Banco Santander - Chile	4,112	3,875	3,194
Banco Santander Argentina S.A.	2,813	2,527	2,318
Banco Santander Totta, S.A. (Consolidated Group)	2,626	3,297	2,940
Santander Bank Polska S.A.	2,535	2,140	1,990
Grupo Santander Holdings USA	1,893	4,324	4,913
Santander Investment, S.A.	1,215	1,316	1,307
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.	1,044	1,050	869
Banco Santander International SA (former Banco Santander (Suisse) S.A)	346	310	277
Other companies and consolidation adjustments	(2,155)	(1,959)	(1,508)
	47,669	49,196	47,438
Of which, restricted	3,870	3,614	3,392